Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Current Assets [Abstract]
Prepaid operating cost	$ 1,939,706	$ 978,444
Prepaid service cost	51,730	52,363
Others	13,453	28,468
Total	$ 2,004,889	$ 1,059,275